Operations and Reorganization	12 Months Ended
Dec. 31, 2025
Operations and Reorganization
Operations and Reorganization
1.	Operations and Reorganization

51Talk Online Education Group (the “Company” or “COE”), through its consolidated subsidiaries (collectively referred to as the “Group”) is primarily engaged in providing online English language education services to students in the international markets.

As of December 31, 2025, the Company’s major subsidiaries are as follows:

			Percentage of
	Place of	Date of	Direct or Indirect
	Incorporation/	Incorporation/	Economic
Company	Establishment	Establishment	Ownership
Subsidiaries
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.999995%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.999%
Helloworld Online Education Group	Cayman	July 13, 2018	100%
Helloworld Online Education PTE.LTD	Singapore	December 17, 2021	100%
51Talk Training SDN.BHD	Malaysia	April 5, 2022	100%
Helloworld Online Education Group (HK) Limited	Hong Kong	August 10, 2018	100%
Beijing Helloworld Online Technology Co., Ltd.	PRC	September 3, 2018	100%
Nanjing Helloworld Online Information Technology Co., Ltd	PRC	September 20, 2022	100%
Helloworld Education Online (Thailand) Co., Ltd.	Thailand	November 29, 2022	49%
Darb Al-Najah Training Company	Saudi Arabia	March 13, 2023	100%
HelloWorld Online Education Jordan LLC	Jordan	July 30, 2023	100%
HAWO EDUCATION INVESTMENT-FZCO	United Arab Emirates	January 26, 2024	100%
Hawo Online Training L.L.C-FZ	United Arab Emirates	February 27, 2024	100%
Helloworld Online Education Vietnam Company Limited	Vietnam	July 31, 2025	100%
*

The Company directly holds the 99.999995% and 99.999% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substantive noncontrolling interests for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2024 and 2025. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

1	Operations and Reorganization (Continued)

aHistory of the Group and Basis of Presentation for the Reorganization

In November 2012, the Founding Shareholders incorporated the Company under the Laws of the Cayman Islands to be an offshore holding company for the Group.

To further optimize the organizational structure of the Group, in October 2014, 51Talk English International Limited (the “COE HK Co”) was incorporated with limited liability in Hong Kong. China Online Innovations Inc. (the “Philippines Co II”), which was incorporated by the Company with limited liability in the Philippines to provide teaching service for the Group in accordance with the Group’s instructions. The Company owns 99.999993% of the equity interest of Philippines Co II. In order to comply with local laws, there are seven individual shareholders holding an aggregate of 0.000007% of the equity interest of Philippines Co II. From 2024, the Company’s ownership interest of Philippines Co II increase to 99.999995%. Five individual shareholders hold an aggregate of 0.000005% of the equity interest of Philippines Co II. A series of contractual arrangements was entered into among the Company, Philippines Co II and some of these individual shareholders. Under these contractual arrangements, the Company has an exclusive option to purchase all of the equity interests in Philippines Co II held by these individuals and to exercise their rights as shareholders of Philippines Co II. Furthermore, the Group began to enter into employment agreements with office-based tutors and other full-time employees in the Philippines through Philippines Co II.

To further optimize group structure, on January 14, 2016, On Demand English Innovations Inc. (the “Philippines Co III”) was incorporated by the Company with limited liability in the Philippines. The Company owns 99.999% of the equity interest of Philippines Co III. In order to comply with local laws, there are five individual shareholders holding an aggregate of 0.001% of the equity interest of Philippines Co III. A series of contractual arrangements was entered into among the Company, Philippines Co III and individual shareholder. Under these contractual arrangements, the Company has an exclusive option to purchase all of the equity interests in Philippines Co III held by the individual and the power to exercise their rights as shareholders of Philippines Co III. Philippines Co III also entered into employment agreement with the free trial tutors and support staff.

In July 2018, Helloworld Online Education Group (“HAWO Company”) was incorporated under the Laws of the Cayman Islands as wholly-owned subsidiary of the Company. In August 2018, Helloworld Online Education Group (HK) Limited (“HAWO HK Co”) was incorporated in Hong Kong as a wholly-owned subsidiary of HAWO Company. Beijing Helloworld Online Technology Co., Ltd. (“HAWO Online”) was set up in September 2018 as a wholly-owned subsidiary of HAWO HK Co in the PRC. In July 2018, Beijing Dasheng Helloworld Technology Co., Ltd. (“Dasheng HAWO”) was incorporated with beneficial interest held by Mr. Jiajia Huang.

In September 2018, a series of contractual agreements were entered into among HAWO Online, Dasheng HAWO and shareholders of Dasheng HAWO. As a result of the agreements, HAWO Online has the ability to direct substantially all the activities of Dasheng HAWO, and absorb substantially all of the risks and rewards of the Dasheng HAWO. HAWO Online became the primary beneficiary of Dasheng HAWO and consolidates the financial results of Dasheng HAWO.

Historically, the Group sold online tutoring services taught mainly by independently contracted international tutors to K-12 students in the PRC, which have been prohibited by the Opinions on Further Alleviating the Burden of Homework and After-School Tutoring for Students in Compulsory Education promulgated on July 24, 2021 and its implementation measures. Upon the consummation of the divestiture of the China Mainland Business at the end of June 2022, the Group ceased providing online tutoring services in China and concentrate on expanding international business. After the divestiture, the Group’s business is no longer directly affected by the Alleviating Burden Opinion and its implementation measures.

In December 2021, Helloworld Online Education PTE.LTD( “Helloworld Singapore”) was incorporated as a wholly-owned subsidiary of the Company to operate the international business in Singapore.

In April 2022, 51Talk Training SDN.BHD was incorporated as a wholly-owned subsidiary of the Company to operate the international business in Malaysia. In September 2022, Nanjing Helloworld Online Information Technology Co., Ltd was incorporated as a wholly-owned subsidiary of the Company to assist the international operations of the Company.

1	Operations and Reorganization (Continued)

In November 2022, Helloworld Education Online (Thailand) Co., Ltd.( “Helloworld Thailand”) was incorporated as a subsidiary of Helloworld Singapore to operate the international business in Thailand. In order to comply with the local laws, Helloworld Singapore and two Thai individual shareholders hold 49%, 26% and 25% of the equity interest in Helloworld Thailand, respectively. The Company, through Helloworld Singapore, hold 90.6% of the voting power of Helloworld Thailand, and consolidated Helloworld Thailand as required by Accounting Standards Codification (“ASC”) 810 Consolidation.

In March 2023, Darb Al-Najah Training Company (“Darb Al-Najah”) was incorporated as a subsidiary of Helloworld Singapore to operate the international business in Saudi Arabia.

In July 2023, HelloWorld Online Education Jordan LLC (“Helloworld Jordan”) was incorporated as a wholly owned subsidiary of Helloworld Singapore to operate the international business in Jordan.

In 2024, HAWO EDUCATION INVESTMENT-FZCO (“UAE INVESTMENT”) and Hawo Online Training L.L.C-FZ (“UAE Training”) were incorporated as subsidiaries of Helloworld Singapore to invest and operate the international business in Middle East region.

In 2025, Helloworld Online Education Vietnam Company Limited was incorporated as a subsidiary of Helloworld Singapore to operate the international business in Vietnam.

bLiquidity

The Group incurred net losses of US$15,032, US$7,322 and US$16,858 for the years ended December 31, 2023, 2024 and 2025, respectively. Accumulated deficits were US$353,600 and US$370,404 as of December 31, 2024 and 2025, respectively. The net current liabilities were US$16,809 and US$34,959 as of December 31, 2024 and 2025, respectively. The Company assesses its liquidity by its ability to generate cash from operating activities to fund its operations, attract investors and borrow funds on favorable economic terms.

Tuition is generally paid in advance and revenue from prepaid credit packages is recognized when the lesson credits are consumed or forfeited. Under the business model of the Group, the revenue recognition of delivering the services is later than the cash received from students. Therefore, the Group would incur losses at the initial stage from the international business, but the tuition fees, excluded refunds collected in advance are sufficient to support the Group’s operations.

Based on the above considerations, the Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The management is of the opinion that the Group has sufficient funds for sustainable operation and there is no substantial doubt about the Group’s ability to continue as going concern within one year after the consolidated financial statements are issued.